Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
(Loss) profit before income taxes	R$ (7,991,285)	R$ (5,245,119)	R$ 5,113,751
Adjustments for:
Depreciation and amortization	3,890,832	3,868,583	3,364,943
Impairment	1,493,752	3,155,400
Impairment in associate		4,672,396
Interest in earnings (losses) of subsidiaries and associates	(219,922)	(1,719,031)	(350,399)
Interest in earnings (losses) of joint ventures	10,885,023	1,229,980	(1,695,945)
Loss (gain) on disposed assets	99,324	(141,863)	17,016
Share-based payment	71,725	65,901	207,713
Change in fair value of investment properties	(1,441,276)	(1,273,033)	(2,259,924)
Provision for legal proceedings	333,659	313,876	204,158
Interest, derivatives, monetary and foreign exchange, net	9,789,736	10,217,952	9,379,506
Sectorial financial assets and liabilities, net	116,465	(37,061)	(110,125)
Provisions for employee benefits	465,482	454,930	419,241
Allowance for expected credit losses	44,478	52,839	74,706
Profit on sale of investment	(32,375)	383,205
Revenue from insurance claims	(940,596)
Deferred income		3,318	(597,998)
Income from finance investments	(9,143)		(1,284,647)
Previously recognized gain in other comprehensive income reclassified to profit	(206,388)
Other	(79,302)	(267,335)	245,043
Cash flows from operating activities before changes in working capital	16,270,189	15,734,938	12,727,039
Variation in:
Trade receivable	539,734	546,218	573,737
Inventories	(107,767)	159,667	(83,166)
Other taxes, net	(921,007)	(641,866)	(455,478)
Income taxes paid	(1,240,674)	(1,200,228)	(361,726)
Related parties, net	(128,327)	105,490	(188,798)
Trade payables	(246,613)	(180,867)	(252,810)
Employee benefits	(515,510)	(542,241)	(356,210)
Provision for legal proceedings	(319,801)	(305,324)	(461,574)
Derivative financial instruments	(48,773)	(9,192)	2,894
Other financial liabilities	75,083	(26,275)	(566,058)
Judicial deposits	(36,729)	(149,118)	(22,862)
Post-employment benefit obligation	(42,888)	(37,549)	(34,235)
Other assets and liabilities, net	(250,133)	(372,367)	(244,309)
Changes in working capital	(3,243,405)	(2,653,652)	(2,450,595)
Net cash generated from operating activities	13,026,784	13,081,286	10,276,444
Cash flows from investing activities
Capital contribution to associates	(15,678)	(29,997)	(47,300)
Capital reduction in associates	26,548
Capital contribution in joint ventures		(12,337)
Acquisition of subsidiary, net of acquired cash	(615,638)	(962,378)	(702,577)
Sale (purchase) of marketable securities, net	988,885	551,003	(507,976)
Restricted cash	(56,756)	42,012	(60,498)
Dividends received from subsidiaries and associates	107,424	1,018,794	254,905
Dividends received from joint venture	45,640	293,912	906,534
Dividends received from finance investment	87,608		1,305,410
Other financial assets	(134)	(621)	(7,485)
Cash in the incorporation operation			99,040
Acquisition of property, plant and equipment, intangible and contract assets	(8,459,867)	(7,834,521)	(6,267,962)
Proceeds from the sale of investments	8,945,294	2,725,625	645,772
Related parties	25,592
Operation discontinued	7,425	24,510	62,700
Acquisition of subsidiary	(251,706)	(17,047)
Receipt of derivative financial instruments, except debt	1,021	103,147	168,308
Payment of derivative financial instruments, except debt	(1,130,390)	(427,293)	(156,600)
Cash received on the sale of fixed assets and intangible assets	9,474	36,934	4,637
Cash received of insurance compensation for loss of fixed asset	209,186
Net cash used in investing activities	(76,072)	(4,488,257)	(4,303,092)
Cash flows from financing activities
Proceeds from loans, borrowings and debentures	11,546,508	16,983,225	12,785,628
Principal repayment of loans, borrowings and debentures	(14,293,953)	(12,187,560)	(8,054,763)
Payment of interest on loans, borrowings and debentures	(4,732,362)	(4,759,976)	(3,552,292)
Payment of derivative financial instruments	(2,841,877)	(2,860,601)	(2,851,267)
Proceeds from derivative financial instruments	1,019,179	1,144,473	1,193,534
Costs of banking operations with derivatives		(29,828)	(586,855)
Principal repayment of leases	(744,582)	(694,340)	(490,012)
Payment of interest on leases	(427,965)	(377,269)	(236,948)
Capital increase	10,280,240
Capital reduction in associates	(498,004)	(204,967)	(24,281)
Payments to redeem entity’s shares and acquisition of treasury shares	(34,022)	(192,915)	(103,283)
Acquisition of non-controlling shareholders' shares- Cosan Nove	(2,169,000)
Acquisition of non-controlling shareholders’ shares - Cosan Dez	(3,577,760)
Dividends paid	(1,698,703)	(2,779,081)	(2,582,447)
Dividends paid for preferred shares	(994,592)	(668,022)
Gain on banking operations with derivatives	22,100	20,993
Cash received from financing secured by shares	2,792,853
Cash received from issuance of preferred shares of subsidiary	4,000,000
Payment of share-based compensation			(13,597)
Net cash used in financing activities	(2,351,940)	(6,605,868)	(4,516,583)
Increase in cash and cash equivalents	10,598,772	1,987,161	1,456,769
Cash and cash equivalents at the beginning of the year	16,903,542	14,658,481	13,301,716
Effect of the foreign exchange rate changes	(258,631)	257,900	(100,004)
Cash and cash equivalents at the end of the year	R$ 27,243,683	R$ 16,903,542	R$ 14,658,481